Banking facilities	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Banking facilities

7	Banking facilities

As of March 31, 2022, the Company had general banking facilities for bank overdrafts, letters of credit, notes payable and term loans. The facilities are interchangeable with total amounts available of approximately $5,128,000 (2021: $5,128,000), with approximately $332,000 lines of credit utilized (2021: $992,000) and approximately $4,796,000 unutilized (2021: $4,136,000). The general banking facilities utilized by the Company are denominated in United States dollars and Hong Kong dollars.

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2022
	2021	2022	2021	2022	2021	2022	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	Terms
Import and export facilities

Combined limit	2,564	2,564	492	266	2,072	2,298

Including sub-limit of:
Notes payable	2,308	2,308	25	74	2,283	2,234	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	1,214	1,214	467	192	747	1,022	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Revolving loan	1,923	1,923	500	66	1,423	1,857	HIBOR* +2.25%	Repayable until redemption of a listed debt instrument
	────	─────	─────	─────	─────	─────
	5,128	5,128	992	332	4,136	4,796
	════	═════	═════	═════	═════	═════

(1)	A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right to repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.
*	HIBOR is the Hong Kong Interbank Offer Rate

One of the properties of the Company located in Hong Kong with a net book value of approximately $651,000 as of March 31, 2022, the rental assignment over such property, the rights, interests and benefits of a life insurance contract with a book value of approximately $167,000 and a listed debt instrument with a book value (before impairment) of approximately $522,000 are arranged as securities to the banks for the banking facilities arrangement.

The Prime Rate and HIBOR were 5.00% and 0.32% per annum, respectively, as of March 31, 2022. The Prime Rate is determined by the Hong Kong Association of Banks and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

The weighted average interest rates of borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2021	2022

Bank overdrafts	6.00%	6.00%
Notes payable	2.85%	2.77%
Term loans	2.78%	2.26%
Revolving loan	2.50%	2.36%